Provisions - Summary of tabular form of movement in provisions (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of other provisions [line items]
Balance, January 1	$ 18,826	[1]	$ 6,636
Acquisition (Note 6)	0		8,579
Additions during the year	16,545		7,121
Amounts settled and released in the year	(9,119)		(3,669)
Currency translation effects	(276)		159
Balance, December 31	25,976		18,826	[1]
Warranty provision [member]
Disclosure of other provisions [line items]
Balance, January 1	13,411		6,636
Acquisition (Note 6)	0		5,888
Additions during the year	8,609		4,395
Amounts settled and released in the year	(7,595)		(3,669)
Currency translation effects	(274)		161
Balance, December 31	14,151		13,411
Restructuring provision [member]
Disclosure of other provisions [line items]
Balance, January 1	2,009
Acquisition (Note 6)	0
Additions during the year	7,936		2,009
Amounts settled and released in the year	(299)
Currency translation effects	0
Balance, December 31	9,646		2,009
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Balance, January 1	3,406
Acquisition (Note 6)	0		2,691
Additions during the year	0		717
Amounts settled and released in the year	(1,225)
Currency translation effects	(2)		(2)
Balance, December 31	$ 2,179		$ 3,406

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.